INVESTMENTS	9 Months Ended
Sep. 30, 2025
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS	INVESTMENTS
The Company holds investments across three primary categories: marketable securities that represents the interests it is required to retain upon securitizing loans in transactions that are considered sales under GAAP, digital assets in the form of cryptocurrencies held for sale and held as collateral for personal loans, and investments in entities that the Company does not consolidate.
Marketable Securities
The following table summarizes the Company’s marketable securities at September 30, 2025 and December 31, 2024:

	September 30, 2025
	Outstanding Face Amount(A)	Net Fair Value Adjustment	Carrying Value(B)
Marketable securities, at fair value
Investment grade debt securities(C)	$175,139	$1,763	$176,902
Below investment grade debt securities(D)	24,145	339	24,484
Residual interest securities(E)	38,175	133	38,308
Total	$237,459	$2,235	$239,694

	December 31, 2024
	Outstanding Face Amount(A)	Net Fair Value Adjustment	Carrying Value(B)
Marketable securities, at fair value
Investment grade debt securities(C)	$121,278	$(102)	$121,176
Below investment grade debt securities(D)	7,897	(90)	7,807
Residual interest securities(E)	24,138	10,368	34,506
Total	$153,313	$10,176	$163,489
__________________
(A)The total outstanding face amount represents the aggregate face amount of the debt securities outstanding at each period end, excluding residual interest securities and interest-only securities.
(B)The Company elected the fair value option for marketable securities; therefore, carrying value represents fair value. See Note 12 for additional information regarding the valuation of the Company’s marketable securities.
(C)Represents debt securities rated A- or above by DBRS Morningstar or comparable rating by other rating agencies.
(D)Represents debt securities rated below A- by DBRS Morningstar or comparable rating by other rating agencies.
(E)Represents residual interests and non-rated securities in securitizations that are not considered debt securities, including 15 and 11 non-rated securities with aggregate outstanding face amounts of $20.4 million and $15.1 million at September 30, 2025 and December 31, 2024, respectively, and 12 and 6 interest-only securities based upon aggregate outstanding principal amounts of $17.8 million and $9.1 million at September 30, 2025 and December 31, 2024, respectively.
Digital Assets
The following table summarizes the significant digital assets held by third-party custodians on behalf of the Company’s customers at September 30, 2025 and December 31, 2024:

	September 30, 2025		December 31, 2024
	Units	Fair Value(A)	Units	Fair Value(A)
Digital Assets Held as Collateral(B)
Bitcoin (BTC)	661	$75,367	531	$49,593
Ethereum (ETH)	2,327	9,649	4,457	14,846
Total	2,988	$85,016	4,988	$64,439
__________________
(A)The Company records digital assets and the corresponding liability for digital assets held as collateral at fair value, and the Company does not consider the cost basis to be meaningful. See Note 12 for additional information regarding the valuation of these assets and liabilities.
(B)Digital assets held for collateral are included in “Digital assets” in the Condensed Consolidated Balance Sheets. The Company originates loans collateralized by digital assets and recorded a corresponding $85.0 million and $64.4 million liability at September 30, 2025 and December 31, 2024, respectively, representing the fair value digital assets owed to the borrower in the event of loan repayment that is included in “Other current liabilities” in the Condensed Consolidated Balance Sheets.
The following table summarizes the significant digital assets held by the Company, and by third-party custodians on behalf of the Company, at September 30, 2025 and December 31, 2024:

	September 30, 2025			December 31, 2024
	Units	Cost Basis	Fair Value(A)	Units	Cost Basis	Fair Value(A)
Digital Assets Held for Sale(B)
Solana (SOL)(C)	84,726	$11,701	$17,687	95,139	$10,110	$18,020
USDC	4,143,156	4,143	4,143	2,414,254	2,414	2,414
USDT	958,297	958	958	—	—	—
Other digital assets(D)(E)	Various	1,844	2,381	Various	2,693	2,693
Total		$18,646	$25,169		$15,217	$23,127
__________________
(A)The Company records digital assets held for sale at fair value. See Note 12 for additional information regarding the valuation of these assets and liabilities.
(B)Digital assets held for sale are included in both “Digital assets” and “Digital assets, non-current” in the Condensed Consolidated Balance Sheets, depending on the nature of the underlying asset and related restrictions.
(C)Includes 58,204 SOL that are subject to a lock-up period through January 2028 and unlocked on a monthly basis based on a contractual schedule. The locked tokens are not accessible, are staked, and earn rewards during the lock up period.
(D)Includes native utility tokens used by the Company as a medium of exchange (HASH), maintained by an affiliated entity, which is carried at cost in the Condensed Consolidated Balance Sheets. See Note 11 for additional information regarding the related party relationship.
(E)Includes various other digital asset balances, none of which individually represented more than 5% of the carrying value of total digital assets held for sale other than HASH, which had a cost basis of $1.5 million and $1.5 million at September 30, 2025 and December 31, 2024, respectively.
The following table summarizes activities involving the Company’s digital assets held as collateral and held for sale for the nine months ended September 30, 2025 and 2024:

	Held as Collateral	Held for Sale
Balance at December 31, 2023	$—	$5,865
Purchases(A)	—	25,777
Sales(B)	—	(10,842)
Collateral received(C)	35,941	—
Collateral returned(C)	(3,057)	—
Gains(D)	—	1,176
Distributions from Fund I(E)	—	240
Change in fair value	—	5,889
Impairment of digital assets	—	(5,851)
Balance at September 30, 2024	$32,884	$22,254

Balance at December 31, 2024	$64,439	$23,127
Purchases(A)	—	9,938
Sales(B)	—	(12,634)
Collateral received(C)	55,946	—
Collateral returned(C)	(44,597)	—
Gains(D)	—	6,052
Distributions from Fund I(E)	—	1,759
Change in fair value	9,228	(3,073)
Balance at September 30, 2025	$85,016	$25,169
__________________
(A)Includes receipts of digital assets held for sale resulting from the disbursement of cash.
(B)Includes transactions related to the settlement and transfer of digital assets held for sale in exchange for the receipt of cash.
(C)Collateral received and returned includes movements impacting digital assets held as collateral associated with borrower personal loan activities which can include receipt of digital assets held as collateral related to loan originations, combined loan to value maintenance, and returns of collateral owed to the borrower once a loan has been repaid.
(D)Includes realized gains incurred on the sale of digital assets held for sale, and the recognition of income associated to blockchain staking rewards which are reflected in “Other income, net” in the Condensed Consolidated Statements of Operations. No realized gains were recorded for digital assets held as collateral, as the liquidation of collateral reduces the corresponding liability and cash proceeds are applied to the borrower’s personal loan balance.
(E)Represents distributions of digital assets received from SOL Opportunity Fund L.P. (“Domestic Solana Fund”), a domestic fund that invests primarily in SOL.
Safeguarding of Digital Assets
The Company engages a third party to provide custodial services for digital assets, which includes holding the cryptographic key information and working to protect the digital assets from loss or theft. The third-party custodian holds digital assets as custodial assets in an account in the Company’s name for the benefit of borrowers that collateralize their loans using digital assets. The Company maintains internal recordkeeping of the collateral in the form of digital assets, including the amount and type of digital assets owned by each borrower.
Equity Investments
The Company holds the following minority investments in certain entities not considered significant to the Company and recorded within “Other non-current assets” in the Condensed Consolidated Balance Sheets, with the Company’s share of net income of equity-method investees recorded as “Other revenue” in the Condensed Consolidated Statements of Operations. The following table presents the carrying value of these investments at September 30, 2025 and December 31, 2024:

	September 30, 2025	December 31, 2024
Equity Method Investees
Domestic Solana Fund(A)	$3,916	$5,748
Reflow(B)	50	920
Fig SIX(C)	2,477	—
	6,443	6,668
Measurement Alternative Investments
JAM FINTOP(D)	1,337	1,542
Total Equity Investments	$7,780	$8,210
__________________
(A)Represents a 4.8% equity interest in Domestic Solana Fund at September 30, 2025 and December 31, 2024.
(B)Represents a 17.3% interest in Reflow Services LLC (“Reflow”), an SEC-registered investment adviser, at September 30, 2025 and December 31, 2024.
(C)Represents a 5.0% equity interest in Fig SIX Mortgage, LLC (“Fig SIX”), a company domiciled in the United States of America, at September 30, 2025.
(D)Represents a 1.0% equity interest in JAM FINTOP Blockchain LP (“JAM FINTOP”), an investment company domiciled in the United States of America, at September 30, 2025 and December 31, 2024.
A summary of changes in the Company’s equity investments is as follows:

	Equity Method Investees	Measurement Alternative Investments	Total
Balance at December 31, 2023	$477	$1,542	$2,019
Share of investee earnings	1,114	—	1,114
Dividends received	(668)	—	(668)
Additional contributions	3,342	—	3,342
Measurement alternative adjustments	n.a.	—	—
Balance at September 30, 2024	$4,265	$1,542	$5,807

Balance at December 31, 2024	$6,668	$1,542	$8,210
Share of investee earnings	(475)	—	(475)
Dividends received	(2,353)	—	(2,353)
Additional Contributions	2,603	—	2,603
Measurement alternative adjustments	n.a.	(205)	(205)
Balance at September 30, 2025	$6,443	$1,337	$7,780
INVESTMENTS
The Company holds investments across three primary categories: marketable securities that represents the interests it is required to retain upon securitizing loans in transactions considered sales under GAAP, digital assets in the form of cryptocurrencies held for sale and held as collateral for personal loans, and investments in entities that the Company does not consolidate.
Marketable Securities
The following table summarizes the Company’s marketable securities and the underlying collateral at December 31, 2024:

	December 31, 2024
	Outstanding Face Amount(A)	Net Fair Value Adjustment	Carrying Value(B)
Marketable securities, at fair value
Investment grade debt securities(C)	$121,278	$(102)	$121,176
Below investment grade debt securities(D)	7,897	(90)	7,807
Residual interest securities(E)	24,138	10,368	34,506
Total	$153,313	$10,176	$163,489

	December 31, 2023
	Outstanding Face Amount(A)	Net Fair Value Adjustment	Carrying Value(B)
Marketable securities, at fair value
Investment grade debt securities(C)	$24,714	$(110)	$24,604
Below investment grade debt securities(D)	504	6	510
Residual interest securities(E)	9,886	2,066	11,952
Total	$35,104	$1,962	$37,066
__________________
(A)The total outstanding face amount represents the aggregate face amount of the debt securities outstanding at each period end. Excludes residual interest securities and interest-only securities.
(B)The Company elected the fair value option for marketable securities. Therefore, carrying value represents fair value. See Note 11 for additional information regarding the valuation of the Company's marketable securities.
(C)Represents debt securities rated A- or above by DBRS Morningstar or comparable rating by other rating agencies.
(D)Represents debt securities rated below A- by DBRS Morningstar or comparable rating by other rating agencies.
(E)Represents residual interests and non-rated securities in securitization that are not considered debt securities, including 15 and 4 non-rated securities with aggregate outstanding face amounts of $15.1 million and $9.9 million at December 31, 2024 and 2023, respectively, and 8 and — interest-only securities based upon aggregate outstanding principal amounts of $9.1 million and $— million at December 31, 2024 and 2023, respectively.
Digital Assets
The following table summarizes the significant digital assets held by third-party custodians on behalf of the Company’s customers at December 31, 2024 and 2023:

	December 31, 2024		December 31, 2023
	Units	Fair Value(A)	Fair Value(A)
Digital Assets Held as Collateral
Bitcoin (BTC)	531	$49,593	$—
Ethereum (ETH)	4,457	14,846	—
Total digital assets held as collateral(B)	4,988	$64,439	$—
__________________
(A)The Company records digital assets and corresponding liability for digital assets held as collateral at fair value and the Company does not consider the cost basis to be meaningful. See Note 11 for additional information regarding the valuation of these assets and liabilities.
(B)The Company originates loans collateralized by digital assets and recorded a corresponding $64.4 million liability representing the fair value digital assets owed to the borrower in the event of loan repayment.
The following table summarizes the significant digital assets held by the Company and by third-party custodians on behalf of the Company at December 31, 2024 and 2023:

	December 31, 2024			December 31, 2023
	Units	Cost Basis	Fair Value(A)	Fair Value(A)
Digital Assets Held for Sale(B)
Solana (SOL)(E)	95,139	$10,110	$18,020	$—
USD Coin	2,414,254	2,414	2,414	—
Other digital assets(C)(D)	Various	2,693	2,693	5,865
Total digital assets held for sale	2,509,392	$15,217	$23,127	$5,865
__________________
(A)The Company records digital assets held for sale at fair value. See Note 11 for additional information regarding the valuation of these assets and liabilities.
(B)Digital assets held for sale are included in both Digital assets and Digital assets, non-current in the Consolidated Balance Sheets, dependent on the nature of the underlying asset and related restrictions.
(C)Includes various other digital asset balances, none of which individually represented more than 5% of the carrying value of total digital assets held for sale.
(D)Includes Hash Tokens (“Hash”), a native utility token used as a medium of exchange that is maintained by an affiliated entity, which is carried at cost on the Consolidated Balance Sheets. See Note 10 for additional information regarding the related party relationship.
(E)Includes 94,032 SOL that are subject to a lock-up period through January 2028. Tokens are unlocked on a monthly basis based on a contractual schedule. The locked tokens are not accessible and are staked and earn rewards during the lock up period.
The following table summarizes activities involving the Company’s digital assets held as collateral and held for sale for the years ended December 31, 2024 and 2023:

	Held as Collateral	Held for Sale
Balance at December 31, 2022	$2,025	$931
Purchases	—	817
Gains(A)	—	4,474
Collateral returned	(2,025)	—
Impairment of digital assets	—	(572)
Change in fair value	—	215
Balance at December 31, 2023	—	5,865
Purchases	—	26,785
Sales	—	(16,092)
Collateral received	72,512	—
Contribution from Related Party	—	1,500
Distributions from Fund I	—	547
Gains(A)	—	2,471
Collateral returned	(8,073)	—
Impairment of digital assets	—	(5,859)
Change in fair value	—	7,910
Balance at December 31, 2024	$64,439	$23,127
__________________
(A)Realized gains and losses incurred on the sale of digital assets held for sale are reflected in Other income (expense), net on the Consolidated Statements of Operations. No realized gains or losses were recorded for digital assets held as collateral, as no sales occurred during the years ended December 31, 2024 and 2023.
Safeguarding of Digital Assets
The Company engages a third party to provide custodial services for digital assets, which includes holding the cryptographic key information and working to protect the digital assets from loss or theft. The third-party custodian holds digital assets as custodial assets in an account in the Company’s name for the benefit of borrowers that collateralize their loans using digital assets. The Company maintains internal recordkeeping of the collateral in the form of digital assets, including the amount and type of digital assets owned by each borrower.
Equity Investments
The Company holds the following minority investments in certain entities not considered significant to the Company and recorded within Other non-current assets in the Consolidated Balance Sheets with the Company’s share of net income of equity-method investees recorded as Other revenue in the Consolidated Statements of Operations. The following table presents the carrying value of these investments at December 31, 2024 and 2023:

	December 31,
	2024	2023
Equity Method Investees
Domestic Solana Fund(A)	$5,748	$—
Reflow(B)	920	477
	6,668	477
Measurement Alternative Investments
JAM FINTOP(C)	1,542	1,542
Total Equity Investments	$8,210	$2,018
__________________
(A)Represents a 4.8% equity interest in SOL Opportunity Fund L.P. (“Domestic Solana Fund”) as of December 31, 2024, a domestic fund that invests primarily in Solana tokens.
(B)Represents a 17.3% interest in Reflow Services LLC (“Reflow”) at December 31, 2024 and 2023.
(C)Represents a 1.0% equity interest in JAM FINTOP Blockchain LP (“JAM FINTOP”) as of December 31, 2024 and 2023, an investment company domiciled in US.